Subsequent Event - Additional Information (Detail) - Subsequent Event - JPY (¥) ¥ in Billions		3 Months Ended
	Mar. 17, 2016	Mar. 30, 2016
Subsequent Event [Line Items]
Excellent Global Corporation Plan, initiative period		5 years
Toshiba Medical Systems Corporation
Subsequent Event [Line Items]
Approved date of acquisition	Mar. 17, 2016
Total consideration	¥ 665.5
Loans payable to bank	¥ 660.0
Debt instrument due date	Sep. 30, 2016